DECHERT LLP
1775 I ST., N.W.
WASHINGTON, D.C. 20006

March 6, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: HSBC Investor Funds: File Nos. 33-7647 and 811-4782

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by HSBC Investor Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

  the Form of Prospectus dated February 28, 2003 describing the shares of the HSBC Investor Limited Maturity Fund, HSBC Investor Bond Fund, HSBC Investor New York Tax-Free Bond Fund, HSBC Investor Balanced Fund, HSBC Investor Equity Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, and HSBC Investor Opportunity Fund of the Trust that would have been filed under Rule 497(c) under 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

  the Form of Prospectus dated February 28, 2003 describing the shares of the HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, and HSBC Investor California Tax-Free Money Market Fund of the Trust that would have been filed under Rule 497(c) under 1933 Act does not differ from the Prospectus contained in the Trust's most recent amendment to its registration statement;

  the Form of Statements of Additional Information dated February 28, 2003 describing the shares of the HSBC Investor Limited Maturity Fund, HSBC Investor Bond Fund, HSBC Investor New York Tax-Free Bond Fund, HSBC Investor Balanced Fund, HSBC Investor Equity Fund, HSBC Investor Growth and Income Fund, HSBC Investor Mid-Cap Fund, HSBC Investor Overseas Equity Fund, HSBC Investor Opportunity Fund, HSBC Investor Money Market Fund, HSBC Investor U.S. Government Money Market Fund, HSBC Investor New York Tax-Free Money Market Fund, HSBC Investor U.S. Treasury Money Market Fund, and HSBC Investor California Tax-Free Money Market Fund of the Trust that would have been filed under Rule 497(c) under 1933 Act does not differ from the Statements of Additional Information contained in the Trust's most recent amendment to its registration statement; and

  the text of the Trust's most recent amendment to its registration statement, filed on February 28, 2003, has been filed electronically.

No fees are required in connection with this filing. Please contact the undersigned at 202.261.3385 or Robert Lamont at 202.261.3372 with any questions or comments regarding this matter.

Sincerely,

/s/  David J. Harris